SEGMENT INFORMATION (Details) $ in Thousands, bbl in Millions			1 Months Ended	3 Months Ended											9 Months Ended	12 Months Ended
	May. 14, 2015 bbl / d mi	Sep. 16, 2014 bbl / d	Jun. 30, 2014 bbl / d	Dec. 31, 2014 USD ($) bbl / d		Sep. 30, 2014 USD ($) bbl / d		Jun. 30, 2014 USD ($) [1]	Mar. 31, 2014 USD ($) [1]	Dec. 31, 2013 USD ($)		Sep. 30, 2013 USD ($) [2]	Jun. 30, 2013 USD ($) [2]	Mar. 31, 2013 USD ($) [2]	Sep. 30, 2014 bbl / d	Dec. 31, 2014 USD ($) bbl / d segment bbl tank	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Segment Reporting Information [Line Items]
Total revenues																$ 59,403	$ 8,513	$ 7,300
Number of Reportable Segments | segment																2
Total assets				$ 410,141						$ 102,030						$ 410,141	102,030
Affiliate				29,993	[1]	$ 17,060	[1]	$ 10,168	$ 2,182	2,555	[2]	$ 2,417	$ 2,106	$ 1,435		59,403	5,073	0
Depreciation and amortization																4,473	3,071	1,624
Income (loss) from operations				16,022	[1]	$ 5,942	[1]	$ 2,874	$ (4,324)	(4,278)	[2]	$ (3,264)	$ (3,583)	$ (3,290)		20,514	(14,415)	(6,415)
Interest Revenue (Expense), Net																(2,672)	13	0
Expenditures for property, plant and equipment																47,805	47,192	24,712
Corporate, Non-Segment [Member]
Segment Reporting Information [Line Items]
Total revenues																0	0	0
Total assets				251,472						75						251,472	75
Depreciation and amortization																0	0	0
Income (loss) from operations																(8,201)	(2,452)	(1,300)
Interest Revenue (Expense), Net																(2,672)	13	0
Expenditures for property, plant and equipment																0	0	0
Storage Segment [Member]
Segment Reporting Information [Line Items]
Total revenues																1,198	0	0
Total assets				53,038						37,367						53,038	37,367
Depreciation and amortization																1,779	1,332	944
Income (loss) from operations																(7,940)	(7,976)	(7,293)
Interest Revenue (Expense), Net																0	0	0
Expenditures for property, plant and equipment																15,526	18,792	5,722
Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Total revenues																58,205	8,513	7,300
Total assets				$ 105,631						$ 64,588						105,631	64,588
Depreciation and amortization																2,694	1,739	680
Income (loss) from operations																36,655	(3,987)	2,178
Interest Revenue (Expense), Net																0	0	0
Expenditures for property, plant and equipment																$ 32,279	$ 28,400	$ 18,990
Delaware City Rail Unloading Terminal [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity | bbl / d				130,000		105,000
Oil And Gas Plant, Maximum Throughput Capacity | bbl / d															105,000
Delaware City Rail Unloading Terminal [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity | bbl / d																130,000
Delaware City Products Pipeline [Member]
Segment Reporting Information [Line Items]
Oil and Gas, Pipeline miles | mi	23.4
Oil and Gas, Pipeline Diameter	16
Oil And Gas Plant, Pipeline Capacity | bbl / d	125,000
Delaware City Truck Rack [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity | bbl / d	76,000
Number Of Unloading Lanes	15
Delaware City West Heavy Crude Unloading Rack [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity | bbl / d		40,000
Delaware City West Heavy Crude Unloading Rack [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity | bbl / d																40,000
Toledo Truck Unloading Terminal [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Maximum Throughput Capacity | bbl / d			22,500
Toledo Truck Unloading Terminal [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Maximum Throughput Capacity | bbl / d																22,500
Propane Truck Loading Facility [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity | bbl / d																11,000
Toledo Tank Farm [Member] | Storage Segment [Member]
Segment Reporting Information [Line Items]
Number of Storage Tanks | tank																30
Oil And Gas Plant, Maximum Storage Capacity | bbl																3.9
Oil And Gas Plant, Maximum Throughput Capacity, Crude Oil | bbl																1.3
Oil And Gas Plant, Maximum Throughput Capacity, Refined Product and Intermediates | bbl																2.6
Subsequent Event [Member] | Delaware City Products Pipeline [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil and Gas, Pipeline miles | mi	23.4
Oil and Gas, Pipeline Diameter	16
Oil And Gas Plant, Pipeline Capacity | bbl / d	125,000
Subsequent Event [Member] | Delaware City Truck Rack [Member] | Terminaling Segment [Member]
Segment Reporting Information [Line Items]
Oil And Gas Plant, Unloading Capacity | bbl / d	76,000
Number Of Unloading Lanes	15

[1]	(a)The information presented includes the results of operations of our Predecessor for periods presented through May 13, 2014, of the West Ladder Rack through the DCR West Ladder Effective Date, of the Toledo Storage Facility through the Toledo Storage Facility Effective Date and of PBFX for the period beginning May 14, 2014, the date PBFX commenced operations.
[2]	Net income per unit is only calculated for the Partnership after the completion of the Offering as no units were outstanding prior to May 14, 2014. Net loss attributable to the DCR West Rack, Toledo Storage Facility and Delaware City Products Pipeline and Truck Rack prior to the DCR West Rack Effective Date, Toledo Storage Facility Effective Date and Delaware City Products Pipeline and Truck Rack Effective Date were allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to previously reported net income per unit.